RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net loss	$ (706,015)	$ (301,073)	$ (1,795,489)	$ (833,986)	$ (1,063,179)	$ (4,391,786)	$ (16,226,780)	$ 18,022,269
Net loss attributable to noncontrolling interest	(194)	6,158	(280)	(191,410)	(198,318)	(1,466,815)	(2,274,310)
Net loss attributable to members	(705,821)	(307,231)	(1,795,209)	(642,576)	(864,861)	(2,924,971)	(13,952,470)
Scenario, Previously Reported [Member]
Net loss					(1,026,324)	(4,383,859)
Net loss attributable to noncontrolling interest					(191,443)	(1,464,167)
Net loss attributable to members					(834,881)	(2,919,692)
Restatement Adjustment [Member]
Net loss attributable to members					(864,861)
Predecessor [Member]
Net loss					$ (1,063,179)	$ (4,391,786)			$ (3,466,354)	$ (4,031,715)	$ (1,539,261)	$ (1,734,485)